Note 26 - Operating Lease Arrangements - Financial Statement Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Lease payments under operating leases recognized as an expense in the year	$ 3,207	$ 2,992	$ 3,461
Operating lease payable	27,814	9,880
Amounts due to be received under non-cancellable sub-lease agreements	6,654	1,103
Operating lease obligations, net of sub-lease amounts	21,160	8,777
Not later than one year [member]
Statement Line Items [Line Items]
Operating lease payable	7,255	3,140
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Operating lease payable	16,324	6,740
Later than five years [member]
Statement Line Items [Line Items]
Operating lease payable	$ 4,235